CONSOLIDATED STATEMENT OF FINANCIAL POSITION $ in Thousands	Dec. 31, 2021 ARS ($)	Dec. 31, 2020 ARS ($)
Non-current Assets
Property, Plant And Equipment	$ 110,623,326,000	$ 119,525,703,000
Intangible Assets	6,039,588,000	10,179,651,000
Investment In Associates	6,300,371,000	7,039,925,000
Other Financial Noncurrent Assets	34,877,000
Trade And Other Receivables	30,427,894,000	44,376,921,000
Other Non-financial Noncurrent Assets	344,226,000	730,724,000
Inventories	381,710,000	993,388,000
Deferred Tax Asset	131,556,000	148,496,000
Total Non-current Assets	154,283,548,000	182,994,808,000
Current Assets
Inventories	1,447,182,000	1,213,912,000
Other Non-financial Current Assets	2,353,292,000	1,359,017,000
Trade And Other Receivables Current	22,753,339,000	28,279,049,000
Other Financial Current Assets	19,839,795,000	21,247,011,000
Cash And Cash Equivalents	281,728,000	420,671,000
Total Current Assets	46,675,336,000	52,519,660,000
Property, Plant And Equipment Available For Sale		3,561,394,000
Total Assets	200,958,884,000	239,075,862,000
Equity
Capital Stock	1,514,022,000	1,514,022,000
Adjustment To Capital Stock	39,442,309,000	39,442,309,000
Legal Reserve	6,313,345,000	5,793,206,000
Voluntary Reserve	83,058,876,000	73,176,237,000
Other Equity Accounts	(2,967,736,000)	(2,967,736,000)
Retained Earnings	(733,517,000)	10,411,085,000
Equity Attributable To Holders Of The Parent	126,627,299,000	127,369,123,000
Non-controlling Interests	170,113,000	193,686,000
Total Equity	126,797,412,000	127,562,809,000
Non-current Liabilities
Other Non-financial Liabilities	5,416,996,000	7,930,929,000
Loans And Borrowings	36,182,243,000	46,557,746,000
Compensation And Employee Benefits Noncurrent Liabilities	341,835,000	474,880,000
Provisions	48,179,000	68,532,000
Deferred Income Tax Liabilities	15,174,672,000	13,584,596,000
Total Non-current Liabilities	57,163,925,000	68,616,683,000
Current Liabilities
Trade And Other Payables	2,721,562,000	3,842,213,000
Other Current Non-financial Liabilities	3,357,632,000	3,397,995,000
Loans And Borrowings Current	6,814,403,000	30,376,190,000
Current Compensation And Employee Benefits Liabilities	1,632,182,000	1,537,973,000
Income Tax Payable	2,382,082,000	3,689,390,000
Provisions Current	89,686,000	52,609,000
Total Current Liabilities	16,997,547,000	42,896,370,000
Total Liabilities	74,161,472,000	111,513,053,000
Total Equity And Liabilities	$ 200,958,884,000	$ 239,075,862,000